Bank Borrowings (Details)		12 Months Ended
	Dec. 31, 2024 HKD ($)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2025 USD ($)	Aug. 03, 2021 HKD ($)
Bank Borrowings [Line Items]
Other Borrowings		$ 2,006,865		$ 2,493,447		$ 257,720
Interest rate percentage	3.00%
Loan principals		486,583	$ 62,487	460,717	$ 453,593
Outstanding balances of the bank loan		2,006,865		2,493,447
Bank loans interest		$ 68,272		$ 101,711	108,259
Hong Kong [Member]
Bank Borrowings [Line Items]
Other Borrowings							$ 3,483,000
Due date of borrowings from financial institution							Sep. 16, 2029
Interest rate percentage				3.125%
Loan principals	$ 486,583			$ 460,717	$ 453,593
Hong Kong [Member] | Minimum [Member]
Bank Borrowings [Line Items]
Interest rate percentage					2.75%
Hong Kong [Member] | Maximum [Member]
Bank Borrowings [Line Items]
Interest rate percentage					3.625%